UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21399

The Aegis Funds
 (Exact name of registrant as specified in charter)

6862 Elm Street, Suite 830, McLean, VA 22101
 (Address of principal executive offices) (Zip code)

Aegis Financial Corporation
6862 Elm Street, Suite 830, McLean, VA 22101
 (Name and address of agent for service)

(703) 528-7788
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2018

Date of reporting period:  September 30, 2018

Item 1. Schedule of Investments.

Aegis Value Fund
Schedule of Portfolio Investments
September 30, 2018
(Unaudited)
		Shares	Value
Common Stocks - 81.5%
Communication Services - 3.6%
Diversified Telecommunication Services - 3.6%
Alaska Communications Systems Group, Inc. (1)		2,632,961	$4,318,056

Consumer Discretionary - 5.7%
Auto Components - 0.1%
Sypris Solutions, Inc. (1)		142,352	193,599
Hotels, Restaurants & Leisure - 0.2%
Luby's, Inc. (1)		116,431	197,933
Household Durables - 1.4%
Natuzzi S.p.A. - SP ADR (1)(2)		54,922	75,243
Taylor Morrison Home Corp. - Class A (1)		90,914	1,640,089
			1,715,332
Textiles, Apparel & Luxury Goods - 4.0%
Delta Apparel, Inc. (1)		270,454	4,811,376
Total Consumer Discretionary			6,918,240

Consumer Staples - 7.4%
Tobacco - 7.4%
Pyxus International, Inc. (1)		391,178	8,997,094

Energy - 11.6%
Energy Equipment & Services - 9.1%
AKITA Drilling Ltd. - Class A (3)	CAD	114,509	523,054
Aveda Transportation & Energy Services Inc. (1)(4)(6)	CAD	1,798,280	194,913
Deep Down, Inc. (1)(3)		766,584	689,926
Mitcham Industries, Inc. (1)(3)		639,209	2,652,717
Parker Drilling Co. (1)		73,274	218,357
Source Energy Services Ltd. (1)	CAD	490,393	1,598,386
Strad Energy Services Ltd. (1)(3)	CAD	3,989,864	5,096,795
			10,974,148
Oil, Gas & Consumable Fuels - 2.5%
Ardmore Shipping Corp (1)(2)		149,640	972,660
HighPoint Resources Corp. (1)		370,066	1,805,922
Sundance Energy Australia Ltd. (1)(5)	AUD	4,844,316	284,014
			3,062,596
Total Energy			14,036,744

Financials - 5.6%
Banks - 2.3%
Bank of Cyprus Holdings PLC (1)	EUR	1,079,579	2,757,577
Insurance - 3.3%
Conifer Holdings, Inc. (1)(3)		704,817	3,982,216
Total Financials			6,739,793

Industrials - 9.2%
Trading Companies & Distributors - 9.2%
AerCap Holdings NV (1)(2)		67,719	3,895,197
Fly Leasing Ltd. - ADR (1)(2)		518,271	7,307,621
Total Industrials			11,202,818

Materials - 38.4%
Metals & Mining - 28.8%
Diversified Metals & Mining - 7.6%
Amerigo Resources Ltd. (1)(3)	CAD	10,956,374	6,531,497
Solitario Zinc Corp. (1)		620,433	217,400
Trevali Mining Corp. (1)	CAD	4,287,215	2,422,999
			9,171,896

Gold, Silver & Precious Metals & Minerals - 16.8%
Alio Gold Inc. (1)	CAD	2,488,507	1,984,409
Continental Gold, Inc. (1)	CAD	695,014	1,415,156
Dundee Precious Metals Inc. (1)	CAD	2,062,765	4,854,880
GoldQuest Mining Corp. (1)	CAD	2,849,300	352,950
Guyana Goldfields, Inc. (1)	CAD	825,639	1,821,756
Leagold Mining Corp. (1)	CAD	3,254,030	4,711,057
Lion One Metals Ltd. (1)	CAD	3,098,822	1,223,551
Lydian International, Ltd. (1)	CAD	3,548,828	576,978
Minera Alamos Inc. (1)	CAD	5,857,889	498,872
Orezone Gold Corp. (1)	CAD	2,467,206	1,165,173
SilverCrest Metals, Inc. (1)	CAD	350,000	853,559
Superior Gold, Inc. (1)	CAD	1,214,325	949,536
			20,407,877
Mining Services - 4.4%
Geodrill Ltd. (1)(3)	CAD	3,841,782	5,294,292
Total Metals & Mining			34,874,065

Paper & Forest Products - 9.6%
Conifex Timber, Inc. (1)	CAD	1,000,000	3,197,461
Mercer International, Inc.		190,858	3,206,414
Resolute Forest Products, Inc. (1)		407,700	5,279,715
Total Paper & Forest Products			11,683,590
Total Materials			46,557,655

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Public Service Properties Investments Ltd. (1)(4)(6)	GBP	5,582	24,373

Total Common Stocks (Cost $100,396,009)			98,794,773

Warrants - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
Gold, Silver & Precious Metals & Minerals - 0.3%
Alio Gold / Rye Patch Gold Corp., Exercise Price: $3.44, 01/31/2020 (4)(6)	CAD	240,000	3,679
Leagold Mining Corp., Exercise Price: C$3.70, 05/24/2020 (4)(6)	CAD	896,725	101,221
SilverCrest Metals, Inc., Exercise Price: C$3.00, 12/19/2019 (4)(6)	CAD	175,000	245,988
Total Warrants (Cost $0)			350,888

Short-Term Investments - 17.3%		Principal
U.S. Treasury Bills - 17.3%		Amount
United States Treasury Bill, 1.940%, 10/04/2018 (5)		$3,000,000	2,999,520
United States Treasury Bill, 1.913%, 10/18/2018 (5)		4,000,000	3,994,865
United States Treasury Bill, 1.945%, 10/25/2018 (5)		4,000,000	3,996,423
United States Treasury Bill, 2.012%, 11/01/2018 (5)		4,000,000	3,993,144
United States Treasury Bill, 2.032%, 11/15/2018 (5)		4,000,000	3,989,956
United States Treasury Bill, 2.144%, 11/29/2018 (5)		2,000,000	1,993,059
Total U.S. Treasury Bills			20,966,967

Total Short-Term Investments (Cost $20,967,360)			20,966,967

Total Investments - 99.1% (Cost $121,363,369)			120,112,628
Other Assets in Excess of Liabiliies - 0.9%			1,067,863
Net Assets - 100.0%			$121,180,491

Percentages are stated as a percent of net assets.

(1) Non-income producing securities.
(2) Foreign security denominated in U.S. Dollars.
(3) Affiliated Company - The fund is owner of more than 5% of the outstanding voting securities.
(4) Security was fair valued in accordance with the policies and procedures approved by the Board of Trustees.
(5) Level 2 Securities.
(6) Level 3 Securities. Value determined using significant unobservable inputs.
ADR - American Depositary Receipt
S.p.A. - Limited share company
AUD- Australian Dollar
CAD - Canadian Dollar
EUR - Euro
GBP - British Pound

For purposes of this report, the securities in the portfolio have been organized by their respective GICS code. The fund does not rely exclusively on GICS Industry classifications for purposes of its industry concentration policy. For example, within the Metals & Mining sector, the Fund utilizes the GICS Sub-Industry classifications, or aggregates thereof as shown above, for purposes of determining compliance with its industry concentration policy. In addition, in cases where a holding has been judged to be misclassified by GICS, or has not been classified by GICS, the Fund uses a Fund-determined GICS framework classification.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at September 30, 2018 was as follows*:

Cost of investments	$121,363,369
Gross unrealized appreciation	17,952,385
Gross unrealized depreciation	(19,203,126)
Net unrealized depreciation on investments	(1,250,741)

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report.

Aegis Value Fund
Portfolio Characteristics
September 30, 2018
(Unaudited)

Industry Breakdown
	% of the Fund’s Net Assets
Common Stocks			81.5%
Communication Services		3.6%
Diversified Telecommunication Services	3.6%
Consumer Discretionary		5.7%
Auto Components	0.1%
Hotels, Restaurants & Leisure	0.2%
Household Durables	1.4%
Textiles, Apparel & Luxury Goods	4.0%
Consumer Staples		7.4%
Tobacco	7.4%
Energy		11.6%
Energy Equipment & Services	9.1%
Oil, Gas & Consumable Fuels	2.5%
Financials		5.6%
Banks	2.3%
Insurance	3.3%
Industrials		9.2%
Trading Companies & Distributors	9.2%
Materials		38.4%
Metals & Mining
Diversified Metals & Mining	7.6%
Gold, Silver & Precious Metals & Minerals	16.8%
Mining Services	4.4%
Paper & Forest Products	9.6%
Real Estate		0.0%
Real Estate Management & Development	0.0%
Warrants			0.3%
Materials		0.3%
Metals & Mining
Gold, Silver & Precious Metals & Minerals	0.3%
Short-Term Investments			17.3%
United States Treasury Bills		17.3%
Other Assets in Excess of Liabilities			0.9%
Total Net Assets			100.0%

Investments in Affiliated Companies*
Investments representing 5% or more of the outstanding voting securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act. The aggregate value of all securities of affiliated companies held in the Aegis Value Fund as of September 30, 2018 amounted to $24,770,497, representing 20.44% of net assets. A summary of affiliated transactions for the period ended September 30, 2018 is as follows:

Aegis Value Fund

	Conifer Holdings, Inc.	Deep Down, Inc.**	Geodrill Ltd.	Mitcham Industries, Inc.	AKITA Drilling Ltd.	Amerigo Resources Ltd.	Strad Energy Services Ltd.**	Total	Alaska Communications Systems Group, Inc.***	Alliance One International, Inc. ***

December 31, 2017
Balance
Shares	673,631	587,774	3,379,330	777,434	-	9,417,889	216,074		2,768,124	775,648
Cost	$4,424,361	$318,886	$2,348,929	$4,954,383	$-	$6,437,929	$269,747	$18,754,235	$5,194,901	$18,894,012
Market Value	$3,907,060	$546,630	$5,591,891	$2,464,466	$-	$8,201,098	$288,786	$20,999,931	$7,418,572	$10,277,336

Gross Additions
Shares	31,186	178,810	462,452	-	114,509	1,538,485	3,773,790		-	98,073
Cost	$174,241	$153,093	$694,433	$-	$718,163	$1,085,634	$4,501,591	$7,327,155	$-	$1,514,383

Gross Deductions
Shares	-	-	-	138,225	-	-	-		135,163	482,543
Cost	$-	$-	$-	$1,875,237	$-	$-	$-	$1,875,237	$286,766	$15,357,495
Proceeds	$-	$-	$-	$557,045	$-	$-	$-	$557,045	$336,426	$12,500,920

September 30, 2018
Balance
Shares	704,817	766,584	3,841,782	639,209	114,509	10,956,374	3,989,864		2,632,961	391,178
Cost	$4,598,602	$471,979	$3,043,362	$3,079,146	$718,163	$7,523,563	$4,771,338	$24,206,153	$4,908,135	$5,050,900
Market Value	$3,982,216	$689,926	$5,294,292	$2,652,717	$523,054	$6,531,497	$5,096,795	$24,770,497	$4,318,056	$8,997,094

Realized gain (loss)	$-	$-	$-	$(1,318,192)	$-	$-	$-	$(1,318,192)	$49,660	$(2,856,575)

Change in net unrealized appreciation/depreciation	$(99,085)	$(9,797)	$(992,032)	$2,063,488	$(195,109)	$(2,755,235)	$306,418	$(1,681,352)	$(2,813,750)	$12,562,870

Investment income	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-

*As a result of the Aegis Value Fund’s beneficial ownership of common stock of these companies, regulators require that the Fund state that it may be deemed an affiliate of the respective issuer. The Fund disclaims that the “affiliated persons” are affiliates of the Distributor, Advisor, Funds or any other client of the Advisor.

**These securities were not affiliated as of 12/31/2017.
***These securities were no longer affiliated as of 9/30/2018. Alliance One International, Inc. changed its name to Pyxus International, Inc. effective September 12, 2018, and was not considered an affiliate as of 9/30/2018.

Investment Valuation

Investments in securities traded on a national securities exchange (or reported on the NASDAQ National Market) are stated at the last reported sales price or a market’s official close price on the day of valuation; other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last close price, or the average of bid and ask price for NASDAQ National Market securities. Short-term (less than 60 days maturity) notes are stated at amortized cost, which is equivalent to value. Restricted securities, securities for which market quotations are not readily available, and securities with market quotations that Aegis Financial Corporation (the “Advisor”) does not believe are reflective of market value are valued at fair value as determined by the Advisor under the supervision of the Board of Trustees.

The valuation assigned to fair valued securities for purposes of calculating the Fund’s net asset value (“NAV”) may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs. Where a security is traded in more than one market, which may include foreign markets, the securities are generally valued on the market considered by the Advisor to be the primary market. The Fund will value its foreign securities in U.S. dollars on the basis of the then-prevailing currency exchange rates.

Summary of Fair Value Exposure at September 30, 2018

In accordance with accounting principles generally accepted in the United States of America (“GAAP”), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. GAAP establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity  (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.), quoted prices for identical or similar assets in markets that are not active, and inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

Common stocks, preferred stocks and warrants. Securities traded or dealt in one or more domestic securities exchanges, excluding the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”), and not subject to restrictions against resale shall be valued on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities at the last quoted sales price or in the absence of a sale, at the mean of the last bid and asked prices. Securities traded or dealt in upon the NASDAQ and not subject to restrictions against resale shall be valued in accordance with the NASDAQ Official Closing Price. Securities traded on the NASDAQ Stock Market for which there were no transactions on a particular day are valued at the mean of the last bid and asked prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Stocks traded on inactive markets or valued by reference to similar instruments are categorized in Level 2.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2018:

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$4,318,056	$-	$-	$4,318,056
Consumer Discretionary	6,918,240	-	-	6,918,240
Consumer Staples	8,997,094	-	-	8,997,094
Energy	13,557,817	284,014	194,913	14,036,744
Financials	6,739,793	-	-	6,739,793
Industrials	11,202,818	-	-	11,202,818
Materials	46,557,655	-	-	46,557,655
Real Estate	-	-	24,373	24,373
Warrants
Materials	-	-	350,888	350,888
Short-Term Investments	-	20,966,967	-	20,966,967
Total	$98,291,473	$21,250,981	$570,174	$120,112,628

The following is a summary of quantitative information about significant unobservable valuation inputs for the Aegis Value Fund approved by the Valuation Committee for Level 3 Fair Value Measurements for investments held as of September 30, 2018:

Investments	Fair Value as of 9/30/2018	Valuation Technique	Unobservable Inputs	Weighted Average	Range
Alio Gold / Rye Patch Gold Corp., Exercise Price: $3.44, 01/31/2020	$3,679	Fair Valuation by Advisor	Pricing Model	N/A	$0.0153
Aveda Transportation & Energy Services Inc.	$194,913	Fair Valuation by Advisor	Merger Agreement and Stale Last Trade Price	N/A	$0.1084
Leagold Mining Corp., Exercise Price: C$3.70, 05/24/2020	$101,221	Fair Valuation by Advisor	Pricing Model	N/A	$0.1129
Public Service Properties Investments Ltd.	$24,373	Fair Valuation by Advisor	Issuer Press Release and Stale Last Trade Price	N/A	$4.3664
SilverCrest Metals, Inc., Exercise Price: C$3.00, 12/19/2019	$245,988	Fair Valuation by Advisor	Pricing Model	N/A	$1.4056

The following is a reconciliation of the Fund's level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended September 30, 2018:

Fair Value Measurement Using Significant Unobservable Inputs (Level 3)	Investments in Securities Period Ended 9/30/2018
Beginning Balance as of 12/31/17	$167,252
Unrealized gain included in earnings	103,983
Unrealized losses included in earnings	(874)
Purchases	299,813
Ending Balance as of 9/30/2018	$570,174

The amount of total gains or losses for the period included in net increase (decrease) in net assets applicable to outstanding shares attributed to the change in unrealized gains or losses relating
to assets still held at the reporting date	$103,109

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Aegis Funds

By  /s/ Scott L. Barbee
       Scott L. Barbee, President

Date:  November 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Scott L. Barbee
       Scott L. Barbee, President

Date:   November 28, 2018

By  /s/ Justin P. Harrison
       Justin P. Harrison, Treasurer

Date:  November 28, 2018